Loans and financing	6 Months Ended
Jun. 30, 2018
Loans and financing [Abstract]
Loans and financing
12.	Loans and financing

The breakdown of loans and financing is as follows:

		Additional information	Annual charges	June 30, 2018	December 31, 2017
Working capital	Working capital	(a)	CDI + 2.0% p.a.	544,121	357,789
	Working capital		CDI + 0.05% p.m.	1,016	2,541
BNDES	FINAME	(b)	TJLP + 3.9% to 5.5% p.a.	592	1,496
	FINAME	(b)	TJLP + 10.30% to 12.9% p.a.	16	31
	FINAME	(b)	TJLP + 1.0% to 12.9% p.a.	79	197
	FINAME	(b)	TJLP + 2.5% to 4.6% p.a.	1,087	2,643
	FINAME	(b)	TJLP + 5.1% to 9.0% p.a.	1,112	1,915
Lease	Lease	(c)	1.92% p.m to 13.60% p.m	12,669	18,902

Total loans and financing				560,692	385,514

Current				10,923	14,139
Non-current				549,769	371,375

(a)
On June 13, 2017, Estre and BTG Pactual executed a private debt acknowledgment instrument (Instrumento Particular de Confissão de Dívida) that progressively repealed and replaced the indenture governing the first issuance of debentures, and had substantially the same terms and conditions as those debentures. As part of Estre’s debt restructuring described in Note 13, the Company partially repaid the outstanding balance of these debentures and related debt acknowledgment instrument.

(b)
Financing for investment in infrastructure and implementation of new waste treatment units and fleet renewal. The related assets are pledged as collateral in addition to the Company's and shareholders' collateral signatures.

(c)	Finance lease, guaranteed by the leased item.

The loans and financing (non-current portion) repayment schedule at June 30, 2018 and December 31, 2017 was as follows:

	June 30, 2018	December 31, 2017
Through December 2019	5,648	1,709
Through December 2020	27,206	24,088
Through December 2021	54,412	40,005
Through December 2022	54,412	305,573
Through December 2023	54,412	-
Through December 2024	54,412	-
Through December 2025	299,267	-
Total	549,769	371,375

Leases

Future minimum lease payments, under finance lease agreements together with the present value of net minimum lease payments are as follows:

	June 30, 2018		December 31, 2017
	Minimum payments	Present value of payments	Minimum payments	Present value of payments
Within one year	12,453	11,922	12,637	12,146
After one year, but before five years	25,996	25,716	37,406	37,019
Total minimum lease payments	38,449	37,638	50,043	49,165

Less amounts representing financial charges	(25,781)	-	(31,141)	-

Present value of minimum lease payments	12,668	37,638	18,902	49,165

Changes in loans and financing was as follows:

	Six months ended on
	June 30, 2018	June 30, 2017
( = ) Opening balance - December 31	385,514	26,697
( + ) Loans raised	169,238	-
( - ) Payment of principal	(10,078)	(11,229)
( - ) Payment of interest	(6,681)	(2,156)
( + ) Accrual of interest	22,699	2,623
( = ) Closing balance - June 30	560,692	15,935